Commitments and Contingencies (Tables)	9 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2017 are payable as follows:

Year ending March 31, 2018	$29,952
Year ending March 31, 2019	59,903
$89,855